[graphic omitted]

-------------------------------------------------------------------------------
                                    COLONIAL
                                    MUNICIPAL
                                  MONEY MARKET
                                      FUND
-------------------------------------------------------------------------------

                                 ANNUAL REPORT
                                 JUNE 30, 1997

                         -------------------------------
                           NOT FDIC- | MAY LOSE VALUE
                          INSURED    | NO BANK GUARANTEE
                         -------------------------------

                 COLONIAL MUNICIPAL MONEY MARKET FUND HIGHLIGHTS
                          JULY 1, 1996 - JUNE 30, 1997

INVESTMENT OBJECTIVE: Colonial Municipal Money Market Fund seeks maximum current income exempt from Federal income tax by investing principally in a diversified portfolio of short-term municipal securities.

STRATEGY: The Fund pursues its objective by investing in the Stein Roe & Farnham Municipal Money Market Portfolio (Portfolio), which invests primarily in variable rate demand notes, commercial paper and other short-term, tax-exempt securities.

PORTFOLIO MANAGER COMMENTARY: "Over the past 12 months, the Federal Reserve's rein on short-term interest rates shifted from a neutral to a tightening mode. Due to increased market volatility throughout the year, we held a large percentage of the Portfolio in daily and weekly variable rate demand notes. This strategy allowed us to respond quickly to market irregularities and lock in attractive rates on longer notes and bonds when the opportunities arose. This proved especially beneficial at the Portfolio's fiscal year end when certain market factors kept rates on variable rate instruments unusually high." -- Ronnie Wallace

                COLONIAL MUNICIPAL MONEY MARKET FUND PERFORMANCE
-------------------------------------------------------------------------------

                                                    CLASS A            CLASS B

Inception dates                                     6/16/87            5/5/92
-------------------------------------------------------------------------------
Distributions declared per share                    $0.029            $0.021
-------------------------------------------------------------------------------
Seven-day yields on 6/30/97                          1.93%             1.35%
-------------------------------------------------------------------------------
Seven-day taxable-equivalent yields on 6/30/97(1)    3.20%             2.24%
-------------------------------------------------------------------------------
30-day yields on 6/30/97                             2.84%             1.93%
-------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN(2)                    PORTFOLIO MATURITY(2)
(as of 6/30/97)                           (as of 6/30/97)
-------------------------------------------------------------------------------

Variable Rate Notes ...........67.6%       0-29 days ....................73.4%
Tax-Exempt Bonds ..............10.8%       30-59 days ....................4.4%
Other Tax Exempts ..............8.0%       60-89 days ....................5.5%
Tax and Revenue                            90-179 days ...................4.7%
Anticipation Notes .............5.9%       180-375 days .................12.0%
Put Bonds ......................3.9%
Commercial Paper ...............3.8%

(1) Taxable-equivalent yields are based on the 39.6% Federal income tax rate.
(2) Portfolio breakdown and maturity weightings are calculated as a percentage of the total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.

An investment in the Fund is not insured or guaranteed by the U.S. Government. There can be no assurance that the $1.00 net asset value per share will be maintained.

As of August 1, 1997, the Fund offers Class C shares.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                     [Photo of Harold W. Cogger]

I am pleased to present your Fund's annual report for the fiscal year ended June 30, 1997. This report reflects on the investment environment of the past 12 months and the performance of your Fund.

In the beginning of the period, the environment was favorable to the bond market. The economy slowed without major Federal Reserve Board (FED) intervention, inflation remained idle and the federal budget deficit was less than expected. A slight increase in wage rates was offset by slowing benefits growth and rising productivity. The growth of retail sales and consumer credit slowed. Household liabilities, as a percentage of household net worth, were at the high end of their historic range, and banks were increasingly reluctant to extend credit to an already leveraged consumer. Consumer confidence, reflecting continued growth in real take-home pay, was at the highest level since the fourth quarter of 1989. The market remained sound and offered relatively attractive yields when interest rates declined.

The economy has continued to grow at a healthy pace in 1997. A firm job market buoyed consumer confidence, resulting in strong retail, auto and housing sales. In March, the Fed raised short-term interest rates in response to growing concern about future wage and price inflation.

In anticipation of a Fed increase, the Portfolio has held a high percentage in variable rate demand notes. This helped performance as reduced demand for daily and weekly variable rate notes kept yields on these securities higher than normal throughout the period. The Portfolio has been positioned so that if the Fed raises interest rates, the rates of the Portfolio's securities would follow. Although the market seems too volatile at this time to anticipate another Fed tightening, our strategy is to maintain a more neutral maturity profile positioned to respond appropriately to the outcome of the next Federal Reserve Board meeting.

Thank you for the opportunity to help you meet your investment goals.

    Sincerely,

/s/ Harold W. Cogger

    Harold W. Cogger
    President
    August 12, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue.

    ---------------------------------------------------------------------------
                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
    ---------------------------------------------------------------------------
                              INVESTMENT PORTFOLIO
                          JUNE 30, 1997 (IN THOUSANDS)

    MUNICIPAL SECURITIES - (103.8%)                         PAR         VALUE
    ---------------------------------------------------------------------------
    ---------------------------------------------------------------------------
    ARIZONA - 0.9%
  * Maricopa County I.D.A. Multi-family Housing
     Revenue (Vista Ventana Apartments Project gtd.
     by Federal National Mortgage Association Securities)
     V.R.D.B. 4.250%                                       $ 1,200    $  1,200

    ---------------------------------------------------------------------------
    ARKANSAS - 4.7%
  * Arkansas Development Finance Authority
     Revenue Refunding Series C (ADFA Guaranty
     Project) (AMBAC Insured)
     3.950% 12/01/97                                           185         185
  * Clark County Solid Waste Disposal Revenue
     (Reynolds Metals Co. L.O.C. Sun Trust Company Bank)
     V.R.D.B. 4.200%                                         3,000       3,000
    Paragould Sales Tax Revenue (AMBAC Insured)
     4.750% 7/01/97                                            550         550
  * Pulaski County Public Facilities Board
     (Chenel Park Apartments Project L.O.C. PNC
     Bank, Kentucky) V.R.D.B. 4.350%                         2,750       2,750
                                                                      ---------
                                                                         6,485
                                                                      ---------
    ---------------------------------------------------------------------------
    CALIFORNIA - 5.4%
    City of Orange I.D.A. I.D.R. Series A
     (Control Air Conditioning Project L.O.C.
     California State Teachers)
     V.R.D.B. 4.350%                                         1,000       1,000
    California School Cash Reserve Program
     Authority Pool Series A
          (MBIA Insured) 4.750% 7/02/97                      2,000       2,000
          (AMBAC Insured) 4.750% 7/02/98                     1,000       1,009
    California Statewide Community Development
     Authority T.R.A.N. Series A (FSA Insured)
     4.500% 6/30/98                                          2,000       2,013
    Los Angeles County G.O. T.R.A.N.
     Series A 4.500% 6/30/98                                 1,000       1,006
    Los Angeles Unified School District G.O. T.R.A.N.
     1997-98 4.500% 7/01/98                                    500         503
                                                                      ---------
                                                                         7,531
                                                                      ---------
    ---------------------------------------------------------------------------
    COLORADO - 0.5%
    Arvada Urban Renewal Authority Revenue
     Refunding Series A (Arvada City Center)
     (MBIA Insured) 3.650% 9/01/97                             705         705
    ---------------------------------------------------------------------------
    DELAWARE - 0.7%
    Delaware G.O. Revenue Refunding
     Series A 5.600% 8/15/97                                 1,000       1,002
    ---------------------------------------------------------------------------
    DISTRICT OF COLUMBIA - 0.7%
    District of Columbia Revenue
     (American University L.O.C. National
     Westminister Bank) V.R.D.B. 4.200%                      1,100       1,100
    ---------------------------------------------------------------------------
    FLORIDA - 2.2%
  * Collier County Housing Financial Authority
     (Saxon Manor Isles L.O.C. PNC Bank of
     Kentucky) V.R.D.B. 4.400%                               2,600       2,600
    Port of St. Lucie Special Assessment Revenue
     (Assessment District No. 1-Phase II)
     (MBIA Insured) 3.600% 10/01/97                            500         500
                                                                      ---------
                                                                         3,100
                                                                      ---------
    ---------------------------------------------------------------------------
    GEORGIA - 2.0%
  * Gwinnett County Development Authority I.D.R.
     (Price Companies, Inc. L.O.C. NationsBank of Georgia)
     V.R.D.B. 4.200%                                         2,800       2,800
    ---------------------------------------------------------------------------
    HAWAII - 0.5%
    Hawaii Highway Revenue 3.850% 7/01/97                      750         750
    ---------------------------------------------------------------------------
    IDAHO - 0.7%
    Idaho T.A.N. 4.625% 6/30/98                              1,000       1,007
    ---------------------------------------------------------------------------
    ILLINOIS - 8.1%
    Chicago Revenue (De La Salle Institute
     Project L.O.C. Northern Trust, Chicago)
     V.R.D.B. 4.250%                                         1,000       1,000
    Chicago Tax Increment Refunding Allocation
     Series A (Stockyards L.O.C. Northern Trust,
     Chicago) V.R.D.B. 4.250%                                1,500       1,500
    Illinois Development Finance Authority
     (Rest Haven, Illinois L.O.C. Federal Home
     Loan Bank and South Holland Trust & Savings Bank)
     V.R.D.B. 4.150%                                         1,000       1,000
  * Illinois Development Finance Authority
     Sewage Facilities Revenue (Nutrasweet Co.
     Project gtd. by Monsanto Co.) V.R.D.B. 4.400%           4,100       4,100
    Illinois Health Facilities Authority Revenue
     (University of Chicago Project) 3.550%
     Mandatory Put  7/02/97                                  1,500       1,500
  * Illinois Student Assistance Student Loan Revenue
     Series 1996 A (L.O.C. Bank of America)
     V.R.D.B. 4.200%                                         1,900       1,900
  * Southwestern Illinois Development Authority
     Solid Waste Disposal Revenue (Wood River
     Project) (Shell Oil Co.) V.R.D.B. 4.250%                  200         200
                                                                      ---------
                                                                        11,200
                                                                      ---------
    ---------------------------------------------------------------------------
    INDIANA - 6.5%
  * Crawfordsville Economic Development Revenue
     (Pedcor Investments Shady Knoll Project L.O.C.
     Federal Home Loan Bank)
     V.R.D.B. 4.250%                                         1,575       1,575
    Fort Wayne Hospital Authority Revenue (Parkview
     Memorial Hospital L.O.C. Bank of America) V.R.D.B.:
     4.150% Series B                                         1,000       1,000
     4.150% Series C                                         1,000       1,000
  * Franklin Economic Development Revenue
     Refunding (Pedcor Investments - Lakeview I
     Apartments Project L.O.C. Federal Home Loan
     Bank) V.R.D.B. 4.2500%                                  2,927       2,927
    Gary Environmental Improvement Revenue (U.S.
     Steel Corp. Project L.O.C. Bank of Nova Scotia)
     V.R.D.B. 4.100%                                           500         500
  * LaPorte County Economic Development Revenue
     (Woodland Project L.O.C. Federal Home Loan
     Bank) V.R.D.B. 4.250%                                   2,000       2,000
                                                                      ---------
                                                                         9,002
                                                                      ---------
    ---------------------------------------------------------------------------
    IOWA - 5.4%
  * Clinton I.D.R. (Sethness Products Project)
     V.R.D.B. 4.350%                                         2,500       2,500
    Iowa Higher Education Loan Authority Revenue
     Refunding Series 1996 (Private College Facilities)
     (MBIA Insured) 4.250% 8/01/97                             600         600
    Iowa School Corporations Cash Anticipation
     Program Warrant Certificates (FSA Insured)
     Series 1996-97 B 4.250% 1/30/98                         1,000       1,004
     Series 1997-98 B 4.500% 6/26/98                         3,000       3,020
    Muscatine County Iowa P.C.R.
     (Monsanto Co. Project) V.R.D.B. 4.250%                    400         400
                                                                      ---------
                                                                         7,524
                                                                      ---------
    ---------------------------------------------------------------------------
    KENTUCKY - 5.9%
    Clark County P.C.R. Series J-1 (Eastern
     Kentucky Power gtd. by National Rural
     Utilities Cooperative Finance Corp.)
     3.750% Optional Put 10/15/97                            1,010       1,010
  * Covington I.D.R. Series 1991 (White Castle
     Distributing L.O.C. Bank One, Columbus)
     V.R.D.B. 4.300%                                         3,685       3,685
    Kentucky Economic Development Finance
     Authority Hospital Facilities Revenue
     (Baptist Healthcare System L.O.C. Canadian
     Imperial Bank) V.R.D.B. 4.100%                            500         500
  * Pulaski County Solid Waste Disposal Revenue
     Series B (Eastern Kentucky Power gtd. by
     National Rural Utilities Cooperative Finance
     Corp.) 3.550% Optional Put 8/15/97                      1,100       1,100
  * Shelby County Industrial Building Revenue
     (Roll Form Corp. L.O.C. Bank One of Kentucky)
     V.R.D.B. 4.300%                                         1,865       1,865
                                                                      ---------
                                                                         8,160
                                                                      ---------
    ---------------------------------------------------------------------------
    LOUISIANA - 1.1%
    Lake Charles Harbor & Terminal District P.C.R.
     (Conoco Inc. gtd by E.I. Dupont)
     V.R.D.B. 4.100%                                           400         400
    City of Shreveport G.O. (MBIA Insured)
     8.000%  6/01/98                                           685         709
    St. Mary Parish Consolidated School
     District No. 1 (FSA Insured)
     10.000% 3/01/98                                           345         358
                                                                      ---------
                                                                         1,467
                                                                      ---------
    ---------------------------------------------------------------------------
    MASSACHUSETTS - 0.9%
    Massachusetts Industrial Finance Agency
     Revenue Series A (Babson College)
     (MBIA Insured) 3.750% 10/01/97                            250         250
    Massachusetts Water Reserve Authority
     (Morgan Guaranty) 3.750% 9/30/97                        1,000       1,000
                                                                      ---------
                                                                         1,250
                                                                      ---------
    ---------------------------------------------------------------------------
    MICHIGAN - 3.6%
    Detroit City School District Aid Notes
     4.500% 5/01/98                                          2,000       2,010
    Michigan Job Development Authority P.C.R.
     Series 1985 (Mazda Motor Manufacturing USA
     Corp. L.O.C. Sumitomo Bank, Ltd.)
     V.R.D.B. 4.375%                                         3,000       3,000
                                                                      ---------
                                                                         5,010
                                                                      ---------
    ---------------------------------------------------------------------------
    MINNESOTA - 0.7%
  * Minnesota Housing Finance Authority Single
     Family Mortgage Series J 3.650% Mandatory
     Put 12/11/97                                            1,000       1,000
    ---------------------------------------------------------------------------
    MISSISSIPPI - 0.3%
    Mississippi State University Educational Building
     Corporation Revenue (MBIA Insured)
     3.700% 8/01/97                                            350         350
    ---------------------------------------------------------------------------
    MISSOURI - 4.2%
    Clay County G.O. (FSA Insured)
     4.000% 3/01/98                                          1,645       1,645
  * Jefferson County I.D.A. Revenue Series A
     (GHF Holdings LLC Project L.O.C. Bank
     One, Indianapolis) V.R.D.B. 4.300%                      4,185       4,185
                                                                      ---------
                                                                         5,830
                                                                      ---------
    ---------------------------------------------------------------------------
    NEBRASKA - 0.3% Omaha G.O.
     6.700% 12/01/97                                           350         354
    ---------------------------------------------------------------------------
    NEW HAMPSHIRE - 4.0%
    New Hampshire Business Finance Authority
     P.C.R. Series 1992 D (Public Service Company
     Project L.O.C. Barclays Bank PLC)
     V.R.D.B. 4.300%                                           600         600
    New Hampshire Capital Improvement Board
     Series B 5.450% 11/01/97                                  500         503
  * New Hampshire Industrial Development P.C.R.
     (New England Power Co.)
      3.650% Mandatory Put 7/10/97                           1,500       1,500
      3.850% Mandatory Put 7/10/97                             450         450
      3.850% Mandatory Put 8/22/97                           1,500       1,500
      3.850% Mandatory Put 9/25/97                           1,000       1,000
                                                                      ---------
                                                                         5,553
                                                                      ---------
    ---------------------------------------------------------------------------
    NEW YORK - 1.0%
    New York Medical Care Facilities
     Finance Agency Revenue (Escrowed in
     U.S. Treasury Securities) (pre-refunded
     to 8/15/97) 8.875%                                      1,350       1,385
    ---------------------------------------------------------------------------
    NORTH DAKOTA - 0.7%
  * Mercer County Solid Waste Disposal
    Series 1993 U (gtd. by National Rural
     Utilities Cooperative Finance Corp.) 3.800%
     Optional Put 12/01/97                                   1,000       1,000
    ---------------------------------------------------------------------------
    OHIO - 0.7%
    Cuyahoga County Hospital Revenue
     (Metrohealth Systems) (MBIA Insured)
     5.000% 2/15/98                                            510         514
    Ohio Environmental Improvement Revenue
     (U.S. Steel Corp. Project L.O.C. Pittsburgh
     National Bank)
     V.R.D.B. 3.900%                                           400         400
                                                                      ---------
                                                                           914
                                                                      ---------
    ---------------------------------------------------------------------------
    OKLAHOMA - 1.1%
    Lawton Water Authority Sales Tax & Utility
     System Revenue (AMBAC Insured)
     5.375% 7/01/97                                          1,585       1,585
   ---------------------------------------------------------------------------
    OREGON - 0.7%
    Eugene Oregon Electric Utilities Revenue
     (FSA Insured) 4.000% 8/01/97                              420         420
    Salem Water & Sewage Revenue
     (FGIC Insured) 4.000% 5/01/98                             540         540
                                                                      ---------
                                                                           960
                                                                      ---------
    ---------------------------------------------------------------------------
    PENNSYLVANIA - 4.1%
  * Pennsylvania Higher Education Assistance Agency
     Student Loan Revenue Series A (L.O.C. Student
     Loan Marketing Association)
     V.R.D.B. 4.250%                                         2,000       2,000
    Philadelphia Redevelopment Authority Notes
     Series 1996 (Southwark Plaza Project)
     (FGIC Insured) 3.850% 12/30/97                          1,500       1,500
    Quakertown General Authority Revenue
     Series 1996A (L.O.C. PNC Bank, N.A.)
     V.R.D.B. 4.250%                                         2,200       2,200
                                                                      ---------
                                                                         5,700
                                                                      ---------
    ---------------------------------------------------------------------------
    SOUTH CAROLINA - 2.2%
  * South Carolina Jobs Economic Development
     Authority Hospital Facilities Revenue
     (Specialty Equipment Companies L.O.C.
     Bank of America, Illinois)
     V.R.D.B. 4.300%                                         3,000       3,000
    ---------------------------------------------------------------------------
    SOUTH DAKOTA - 0.7%
    Yankton I.D.R. (Alumax Project)
     (L.O.C. Bank of America, NT & SA)
     V.R.D.B. 4.100%                                         1,000       1,000
    ---------------------------------------------------------------------------
    TENNESSEE - 3.6%
  * McMinn County Industrial Development Board
     I.D.R. (Creative Fabrication Corp.)
     (L.O.C. NBD Bank) V.R.D.B. 4.200%                       3,700       3,700
    Metropolitan Government Nashville & Davidson
     County Health & Educational Facilities Board
     Revenue Series 1993 (Richland Place Inc. Project
     L.O.C. Societe Generale)
     V.R.D.B. 4.200%                                         1,300       1,300
                                                                      ---------
                                                                         5,000
                                                                      ---------
    ---------------------------------------------------------------------------
    TEXAS - 9.1%
  * Gulf Coast Waste Disposal Authority (Amoco
     Oil Co. Project gtd. by Amoco Corp.)
     V.R.D.B. 4.300%
     Series 1994                                               700         700
     Series 1996                                               200         200
    Harlandale Independent School District
     Refunding (gtd. by PSF)
     4.000% 2/01/98                                            450         450
  * Harris County Industrial Development Corp. I.D.R.
     (Precision General Project L.O.C.
     Morgan Guaranty) V.R.D.B. 4.300%                        2,060       2,060
  * North Texas Higher Education Authority
     Student Loan Revenue Refunding Series A
     (L.O.C. Student Loan Marketing Association)
     V.R.D.B. 4.250%                                         1,100       1,100
  * Robertson County Industrial Development Corp.
     Series 1995 (Sanderson Farms Inc.
     Project
     L.O.C. Harris Trust and Savings Bank)
     V.R.D.B. 4.350%                                         1,900       1,900
    Texas  State T.R.A.N. Series 1996
     4.750% 8/29/97                                          5,000       5,006
    Tyler G.O. (Escrowed in U.S. Treasury Securities)
     8.500% 9/01/97                                          1,200       1,209
                                                                      ---------
                                                                        12,625
                                                                      ---------
    ---------------------------------------------------------------------------
    VERMONT - 2.9%
  * Vermont I.D.A. Revenue (RyeGate Wood
     Energy Co. Project L.O.C. ABN AMRO
     Bank, N.V.) V.R.D.B. 4.300%                             4,000       4,000
    ---------------------------------------------------------------------------
    VIRGINIA - 0.7%
    Bedford County I.D.A. I.D.R. Refunding
     (Nekoosa Packaging Project L.O.C.
     Canadian Imperial Bank)
     V.R.D.B. 4.200%                                         1,000       1,000
    ---------------------------------------------------------------------------
    WASHINGTON - 3.1%
  * Washington Multi-family Housing Finance
     Commission Revenue Series A (Hamilton
     Place Project L.O.C. U.S. Bank of
     Washington) V.R.D.B. 4.300%
                                                             1,140       1,140
  * Yakima County Public Corp. I.D.R. (John I.
     Haas Inc. Project L.O.C. Bayerische
     Vereinsbank AG)
     V.R.D.B. 4.400%                                         3,150       3,150
                                                                      ---------
                                                                         4,290
                                                                      ---------
    ---------------------------------------------------------------------------
    WISCONSIN - 13.9%
  * Carlton P.C.R. Series 1988 (Wisconsin
     Power and Light Co.) V.R.D.B. 4.300%                    6,500       6,500
  * Fond Du Lac I.D.R. (Brenner Tank Inc. L.O.C.
     Bank One, Milwaukee) V.R.D.B. 4.300%                    3,400       3,400
  * Holland I.D.R. (White Clover Dairy, Inc.
    Project L.O.C. Bank One, Milwaukee) V.R.D.B. 4.300%      2,600       2,600
  * Kenosha I.D.R. (Monarch Plastics, Inc. L.O.C.
     Bank One, Milwaukee) V.R.D.B. 4.300%                    2,260       2,260
    Milwaukee County G.O. Series A
     (AMBAC Insured) 5.000% 10/01/97                           500         502
  * Oak Creek I.D.R. Series 1995 (McAdams Graphics
     Inc. L.O.C. Bank One, Milwaukee)
     V.R.D.B. 4.300%                                         1,800       1,800
    Wisconsin State Health Facility Authority Revenue
     Series A-2 (Franciscan Health Care)
     (L.O.C. Toronto Dominion Bank)
     V.R.D.B. 4.150%                                         1,700       1,700
    Wisconsin State Health & Educational Facilities
     Authority Revenue Series A (United Health
     Group, Inc.) (AMBAC Insured)
     4.000% 12/15/97                                           550         550
                                                                      ---------
                                                                        19,312
                                                                      ---------
    TOTAL MUNICIPAL SECURITIES - 103.8%
     (Amortized Cost $144,151)
                                                                       144,151
                                                                      ---------
    OTHER ASSETS & LIABILITIES, NET- (-3.8%)
                                                                        (5,223)
    ---------------------------------------------------------------------------
    NET ASSETS (100.0%)                                              $ 138,928
                                                                     ---------

    *  These securities are subject to Alternative Minimum Tax.  At June 30,
        1997, these securities represented 60.8 percent of net assets.
                     SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                                 JUNE 30, 1997

(in thousands)
ASSETS
Investments at value (cost $144,151)                                 $144,151

Receivable for:
  Investments sold                                        $3,009
  Interest                                                 1,068
Cash                                                          22        4,099
                                                          -------    --------
    Total Assets                                                      148,250

LIABILITIES
Payable for investments purchased                          9,274
Payable to investment adviser                                 31
Other liabilities                                             17
                                                          -------
    Total Liabilities                                                   9,322
                                                                     --------

NET ASSETS applicable to investors' beneficial interests             $138,928
                                                                     ========

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1997

(in thousands)
INVESTMENT INCOME
Interest income                                                     $   5,182

EXPENSES
Management fee                                               352
Custodian fees                                                27
Accounting fees                                               16
Audit and legal fees                                          14
Trustees fees                                                 13
Other                                                         32
                                                          -------   ---------
                                                                          454

       Net Investment Income                                        $   4,728
                                                                    ---------

See notes to financial statements.

                     SR&F MUNICIPAL MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    Year ended  Period ended
        (in thousands)                                June 30     June 30
                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS                      1997       1996(a)
Operations:
Net investment income                             $   4,728      $  4,054
                                                  ---------      --------
Transactions in investors' beneficial interests:
Contributions                                       118,114       241,616
Withdrawals                                        (126,842)     (102,742)
                                                  ---------      --------
   Net transactions in investors'
   beneficial interest                              (8,728)       138,874
                                                  ---------      --------
     Net increase (decrease) in net assets          (4,000)       142,928

NET ASSETS
Beginning of period                                 142,928           -
                                                  ---------      --------
End of period                                     $ 138,928      $142,928
                                                  =========      ========


               FINANCIAL HIGHLIGHTS

                                                  Year ended    Period ended
                                                    June 30      June 30 (a)
                                                  ---------------------------
RATIOS TO AVERAGE NET ASSETS                         1997           1996

Expenses                                            0.32%           0.30% (b)
Net investment income                               3.36%           3.50% (b)

(a) The Portfolio commenced operations September 28, 1995.
(b) Annualized.

                           SR&F MUNICIPAL MONEY MARKET
                                   PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1997

NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
The SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the portfolio.

The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At June 30, 1997, Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned
85.8 percent and 14.2 percent, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
The following are the significant accounting policies of the Portfolio. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assump- tions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATIONS:

All securities are valued as of June 30, 1997. Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets and securities are valued by a method that the Board of Trustees believes represents a fair value.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes, because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on respective percentages of ownership.

OTHER INFORMATION:

Realized gains or losses from sales of securities are determined on the specific identified cost basis.

A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities. All amounts are shown in thousands.

NOTE 3. PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments included certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments included certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 1997,
54.3 percent of the Portfolio was backed by bank letters of credit. See Portfolio's schedule of investments for additional information on portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------
The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for the Portfolio is computed at an annual rate of .25 of 1 percent of average daily net assets. The Adviser also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affiliated with the Adviser. No remuneration was paid to any other trustee or officer of the Trust for the year ended June 30, 1997.

NOTE 5. SHORT-TERM DEBT
-------------------------------------------------------------------------------
To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which they can borrow against Portfolio securities. There were no borrowings by the Portfolio during the period ended June 30, 1997.

NOTE 6. INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------
At June 30, 1997, the cost of investments for financial reporting purposes and for federal income tax purposes were equal.

                         REPORT OF INDEPENDENT AUDITORS

           TO THE HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F
               MUNICIPAL MONEY MARKET PORTFOLIO AND THE BOARD OF
                        TRUSTEES OF THE SR&F BASE TRUST

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SR&F Municipal Money Market Portfolio as of June 30, 1997 and the related statements of operations for the year then ended and the changes in net assets for the year ended June 30, 1997 and the period September 28, 1995 to June 30, 1996, and financial highlights for each of the fiscal periods since 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SR&F Municipal Money Market Portfolio at June 30, 1997, and the results of its operations, the changes in its net assets, and its financial highlights for the fiscal period referred to above, in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP

Chicago, Illinois
August 12, 1997

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1997

(in thousands except for per share amounts)
ASSETS
Investment in SR&F Municipal Money Market
  Portfolio                                                 $19,778
Receivable for:
  Fund shares sold                               $   24
Other                                                 7          31
                                                 ------     -------
    Total Assets                                             19,809

LIABILITIES
Payable for:
  Fund shares repurchased                            76
  Distributions                                      49
Payable to Adviser                                   27
Accrued:
  Deferred Trustees fees                              1
  Other                                               3
                                                 ------
    Total Liabilities                                          156
                                                            ------

NET ASSETS                                                  $19,653
                                                            =======
Net asset value:
Class A ($18,450/18,454)                                      $1.00
                                                            =======
Class B ($1,203/1,203)                                        $1.00(a)
                                                            =======
COMPOSITION OF NET ASSETS
Capital paid in                                             $19,656
Overdistributed net investment income                           (2)
Accumulated net realized loss                                   (1)
                                                            -------
                                                            $19,653
                                                            =======

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1997

(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Municipal Money Market Portfolio                    $  756
Expenses allocated from
    SR&F Municipal Money Market Portfolio                       (66)
                                                             ------
                                                                690


EXPENSES
Administration fee                                   $  50
Service fee - Class B                                    4
Distribution fee - Class B                              11
Transfer agent                                          46
Bookkeeping fee                                         18
Trustees fee                                            12
Audit fee                                               12
Legal fee                                                7
Registration fee                                        24
Reports to shareholders                                  3
Other                                                   10
                                                     -----
                                                       197
Fees and expenses waived or borne
  by the Administrator                                 (94)     103
                                                     -----   ------
       Net Investment Income                                 $  587
                                                             ------

    See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS


 (in thousands)                                              Year ended June 30
                                                             -------------------
 INCREASE (DECREASE) IN                                        1997     1996
   NET ASSETS

 Operations:
 Net investment income                                        $   587   $  677
                                                              -------   ------
 Distributions:
 From net investment income - Class A                            (554)    (628)
 In excess of net investment income - Class A                      (1)      -
 From net investment income - Class B                             (34)     (49)
 In excess of net investment income - Class B                    (a)       -
                                                              -------   ------
                                                                   (2)      -
 Fund Share Transactions:
 Receipts for shares sold - Class A                            38,030   58,417
 Value of distributions  reinvested - Class A                     496      550
 Cost of shares  repurchased - Class A                        (39,750) (63,966)
                                                              -------   ------
                                                               (1,224)  (4,999)
                                                              -------   ------

 Receipts for shares sold - Class B                             9,278    3,838
 Value of distributions  reinvested - Class B                      22       36
 Cost of shares repurchased - Class B                          (9,332)  (5,750)
                                                              -------   ------
                                                                  (32)  (1,876)
                                                              -------   ------
  Net Decrease from Fund
    Share Transactions                                         (1,256)  (6,875)
                                                              -------   ------
         Total Decrease                                        (1,258)  (6,875)
 NET ASSETS
 Beginning of period                                           20,911   27,786
                                                              -------   ------
 End of period (net of overdistributed
   net investment income of $2 and none
   respectively)                                              $19,653  $20,911
                                                              =======  =======
 NUMBER OF FUND SHARES
 Sold - Class A                                                38,030   58,417
 Issued for distributions reinvested - Class A                    496      550
 Repurchased - Class A                                        (39,750) (63,966)
                                                              -------   ------
                                                              (1,224)   (4,999)
                                                              -------   ------
 Sold - Class B                                                9,278     3,839
 Issued for distributions reinvested - Class B                    22        36
 Repurchased - Class B                                        (9,332)   (5,750)
                                                              -------   ------
                                                                 (32)   (1,875)
                                                              -------   ------

 (a) Rounds to less than one.

 See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1997

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Municipal Money Market Fund (the Fund), a series of Colonial Trust IV, is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (14.2% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares and offers Class A and Class B shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Determination of class net asset values and financial highlights:

All income, expenses (other than the Class B service and distribution fee), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
ADMINISTRATOR: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Underwriting discounts, service and distribution fees: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. During the year ended June 30, 1997, the Fund has been advised that the Distributor received contingent deferred sales charges
(CDSC) of $15,960 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                                                                             Year ended                        Year ended
                                                                               June 30                           June 30(e)
                                                                        -------------------------      -------------------------
                                                                            1997                                      1996
                                                                        Class A           Class B      Class A           Class B
                                                                        -------           -------      -------           -------
 Net asset value -
    Beginning of period                                                 $1.000            $1.000       $1.000            $1.000
                                                                        ------            ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                             0.029             0.021        0.030             0.020
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                              (0.029)           (0.021)      (0.030)           (0.020)
In excess of net investment income                                        --                --           --                --
                                                                        ------            ------       ------            ------
   Total Distributions Declared
       to Shareholders                                                  (0.029)           (0.021)      (0.030)           (0.020)
                                                                        ------            ------       ------            ------
 Net asset value -
    End of period                                                       $1.000            $1.000       $1.000            $1.000
                                                                        ======            ======       ======            ======
 Total return (c)(d)                                                      2.98%             2.12%        3.04%             2.02%
                                                                        ======            ======       ======            ======

 RATIOS TO AVERAGE NET ASSETS
 Expenses (b)                                                             0.75%             1.66%        0.75%             1.75%
 Fees and expenses waived or
    borne by the Adviser/ Administrator (b)                               0.46%             0.46%        0.84%             0.84%
 Net investment income (b)                                                2.94%             2.03%        3.00%             2.00%
 Net assets at end
 of period (000)                                                        18,450            $1,203       19,676            $1,235

 (a) Net of fees and expenses waived or borne by
     the Adviser/Administrator which amounted to                        $0.005            $0.005       $0.008            $0.008
 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of
     SR&F Municipal Money Market Portfolio.
 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
 (d) Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
 (e) Effective September 28, 1995, SR&F became the investment Adviser of the Fund.


                      COLONIAL MUNICIPAL MONEY MARKET FUND

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                    Period ended                          Year ended
                                                                      June 30(b)                          November 30
                                                               -------------------------           -------------------------
                                                                         1995                            1994
                                                               Class A           Class B           Class A           Class B
                                                               -------           -------           -------           -------
Net asset value -
   Beginning of period                                         $ 1.000           $ 1.000           $ 1.000           $ 1.000
                                                               -------           -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                        0.018             0.012             0.020             0.010
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.018)           (0.012)           (0.020)           (0.010)
                                                               -------           -------           -------           -------
Net asset value -
   End of period                                               $ 1.000           $ 1.000           $ 1.000           $ 1.000
                                                               =======           =======           =======           =======
Total return (c)(d)                                               1.80%(e)          1.20%(e)          2.00%             1.01%
                                                               =======           =======           =======           =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                                          0.75%(f)          1.75%(f)          0.60%             1.60%
Fees and expenses waived or
   borne by the Adviser                                           0.36%(f)          0.36%(f)          0.59%             0.59%
Net investment income                                             3.05%(f)          2.05%(f)          2.05%             1.05%
Net assets at end
of period (000)                                                $24,675           $ 3,111           $28,808           $ 3,867




(a) Net of fees and expenses waived or borne by
      the Adviser which
      amounted to                                              $ 0.002           $ 0.002           $ 0.006           $ 0.006

(b) The Fund changed its fiscal year end from November 30 to June 30 in 1995.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(e) Not annualized.
(f) Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - continued


Selected data for a share of each class outstanding throughout each period are as follows:


                                                               Year ended
                                                               November 30
                                                    ---------------------------
                                                              1993
                                                    Class A          Class B
                                                    ------------   ------------
 Net asset value -
    Beginning of period                              $ 1.000          $  1.000
                                                     -------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)                             0.017             0.009
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                           (0.017)           (0.009)
                                                     -------          --------
 Net asset value -
    End of period                                    $ 1.000          $  1.000
                                                     =======          ========
 Total return (b)(c)                                    1.73%             0.93%
                                                     =======          ========

 RATIOS TO AVERAGE NET ASSETS
 Expenses                                               0.75%             1.75%
 Fees and expenses waived or
    borne by the Adviser                                0.50%             0.50%
 Net investment income                                  1.69%             0.69%
 Net assets at end
 of period (000)                                     $18,618           $   908

(a) Net of fees and expenses waived or borne by
    the Adviser which amounted to                    $ 0.005           $ 0.005

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

                        REPORT OF INDEPENDENT ACCOUNTANTS


          TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
                      COLONIAL MUNICIPAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Money Market Fund (the "Fund") (a series of Colonial Trust
IV) at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1997, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
August 12, 1997

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER


Colonial has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the payable date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

COLONIAL RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or Class C shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE
Colonial Customer Connection - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ............ press [1]
For account information ............................................. press [2]
To speak to a Colonial representative ............................... press [3]
For yield and total return information .............................. press [4]
For duplicate statements or new supply of checks .................... press [5]
To order duplicate tax forms and year-end statements .................press [6]
(February through May)
To review your options at any time during your call ................. press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any Colonial fund, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Money Market Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[graphic omitted] COLONIAL
                  MUTUAL FUNDS

Mutual Funds for
Planned Portfolios
-------------------------------------------------------------------------------
                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                      A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            TM-02/835D-0697 M (8/97)